Loans to Third Parties - Schedule of Entrusted Loan Information (Details) - Entrusted Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Entrusted loans to third parties	$ 34,969,111	$ 36,729,822
Borrower E [Member]
Entrusted loans to third parties	$ 2,914,093	$ 9,182,455
Annual Interest rate	16.00%	16.00%
Due date	Oct. 23, 2018	Oct. 23, 2018
Borrower E [Member]
Entrusted loans to third parties	$ 5,828,185
Annual Interest rate	16.00%
Due date	Dec. 26, 2018
Borrower F [Member]
Entrusted loans to third parties	$ 4,371,139
Annual Interest rate	16.00%
Due date	May 30, 2019
Borrower F [Member]
Entrusted loans to third parties	$ 5,099,662
Annual Interest rate	16.00%
Due date	Jul. 27, 2019
Borrower G [Member]
Entrusted loans to third parties	$ 7,285,231
Annual Interest rate	16.00%
Due date	Jun. 05, 2019
Borrower G [Member]
Entrusted loans to third parties	$ 5,828,185
Annual Interest rate	16.00%
Due date	Jul. 09, 2019
Borrower H [Member]
Entrusted loans to third parties	$ 3,642,616
Annual Interest rate	16.00%
Due date	Sep. 07, 2019
Borrower A [Member]
Entrusted loans to third parties		$ 6,121,637
Annual Interest rate		16.00%
Due date		Apr. 14, 2018
Borrower A [Member]
Entrusted loans to third parties		$ 7,652,046
Annual Interest rate		16.00%
Due date		Jun. 08, 2018
Borrower C [Member]
Entrusted loans to third parties		$ 6,886,842
Annual Interest rate		16.00%
Due date		Jul. 20, 2018
Borrower D [Member]
Entrusted loans to third parties		$ 6,886,842
Annual Interest rate		16.00%
Due date		Sep. 08, 2018